     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—90.25%
Alaska—0.16%
Alaska International Airports Revenue Refunding (System),
Series A,
0.270%, VRD	7,000,000	7,000,000

Arizona—1.24%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series C,
0.250%, VRD	17,000,000	17,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates),
Series 1918 (AMBAC Insured),
0.260%, VRD(1),(2)	16,830,000	16,830,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project),
Series A,
0.270%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.270%, VRD(1),(2)	6,460,000	6,460,000
Series 3242,
0.270%, VRD(1),(2)	5,695,000	5,695,000

		54,185,000

California—1.39%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series C-1,
0.200%, VRD	1,620,000	1,620,000
California Department of Water Resources Power Supply Revenue,
Series B-6,
0.230%, VRD	1,760,000	1,760,000
California Housing Finance Agency Revenue (Home Mortgage),
Series M,
0.270%, VRD(3)	12,950,000	12,950,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.240%, VRD	2,800,000	2,800,000
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.230%, VRD	6,000,000	6,000,000
Eastern Municipal Water District Water & Sewer Revenue Certificates of Participation Refunding,
Series D,
0.230%, VRD	3,370,000	3,370,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore),
Series A (FNMA Insured),
0.260%, VRD	5,000,000	5,000,000
Metropolitan Water District Southern California Refunding,
Series A,
0.200%, VRD	200,000	200,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
California—(concluded)
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-1,
0.280%, VRD	10,585,000	10,585,000
Metropolitan Water District Southern California Waterworks Revenue,
Series C-1,
0.260%, VRD	5,300,000	5,300,000
Murrieta Valley Unified School District Certificates of Participation (School Facilities Bridge Funding Program),
0.260%, VRD	2,000,000	2,000,000
Sacramento County Sanitation District Financing Authority Revenue Refunding (Sub Lien-Sanitation District),
Series B,
0.300%, VRD	7,200,000	7,200,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.240%, VRD	5,000	5,000
Santa Clara Electrical Revenue,
Subseries B,
0.280%, VRD	2,060,000	2,060,000

		60,850,000

Colorado—3.03%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.320%, VRD(1),(2)	16,720,000	16,720,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series C-7,
0.300%, VRD	4,950,000	4,950,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.270%, VRD	3,330,000	3,330,000
Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.300%, VRD(3)	4,000,000	4,000,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue, Class I,
Series A-3,
0.280%, VRD(3)	6,500,000	6,500,000
Colorado Springs Utilities Revenue Refunding (System Improvement),
Series B,
0.330%, VRD	29,745,000	29,745,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.290%, VRD	23,390,000	23,390,000
Series A2,
0.290%, VRD	15,160,000	15,160,000
Series A3,
0.290%, VRD	17,750,000	17,750,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.270%, VRD	10,845,000	10,845,000

		132,390,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Connecticut—1.24%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series U,
0.220%, VRD	32,350,000	32,350,000
Series V-1,
0.220%, VRD	15,505,000	15,505,000
Series X-2,
0.200%, VRD	6,275,000	6,275,000

		54,130,000

Delaware—0.56%
Delaware State Economic Development Authority Revenue (Peninsula United Methodist Homes, Inc.),
Series B,
0.270%, VRD	15,415,000	15,415,000
University of Delaware Revenue,
0.310%, VRD	8,990,000	8,990,000

		24,405,000

District of Columbia—0.35%
District of Columbia Revenue (George Washington University),
Series C,
0.250%, VRD	9,025,000	9,025,000
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.200%, VRD	2,000,000	2,000,000
Series C,
0.240%, VRD	4,500,000	4,500,000

		15,525,000

Florida—4.27%
Florida Housing Finance Agency (Multi-Family Housing Country Club),
Series PP (FHLMC Insured),
0.270%, VRD	8,000,000	8,000,000
Florida State Board of Education (Public Education
Capital Outlay Bonds), Series E (Bank of America Austin Certificates,
Series 2008-1059),
0.290%, VRD(1),(2)	8,335,000	8,335,000
Gainesville Utilities System Revenue,
Series B,
0.310%, VRD	7,335,000	7,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program),
Series A (NATL-RE Insured),
0.280%, VRD	16,260,000	16,260,000
Series C (NATL-RE Insured),
0.280%, VRD	18,910,000	18,910,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist Medical),
Series D,
0.280%, VRD	2,860,000	2,860,000
JEA Electric System Revenue,
Series Three A,
0.240%, VRD	5,800,000	5,800,000
Series Three C-3,
0.250%, VRD	15,795,000	15,795,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Florida—(concluded)
Series Three D-2A,
0.250%, VRD	5,000,000	5,000,000
JEA Water & Sewer System Revenue,
Series B,
0.240%, VRD	5,900,000	5,900,000
Subseries B-1,
0.250%, VRD	25,000,000	25,000,000
Lee Memorial Health System Hospital Revenue,
Series C,
0.270%, VRD	1,980,000	1,980,000
Miami Health Facilities Authority Health System Revenue (Catholic Health East),
0.240%, VRD	4,235,000	4,235,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional),
Series E,
0.280%, VRD	4,500,000	4,500,000
Orange County School Board Certificates of Participation,
Series E,
0.280%, VRD	19,020,000	19,020,000
Orlando Utilities Commission Utility System Revenue,
0.300%, VRD	27,900,000	27,900,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital),
Series C,
0.260%, VRD	9,930,000	9,930,000

		186,760,000

Georgia—4.12%
Atlanta Tax Allocation (Westside Project),
Series A,
0.270%, VRD	19,795,000	19,795,000
Atlanta Water & Wastewater Revenue,
0.270%, VRD	18,695,000	18,695,000
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.270%, VRD	3,565,000	3,565,000
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	25,000,000	25,107,462
Gainesville & Hall County Hospital Authority Revenue Certificates of Participation (Northeast Georgia Health System),
Series A,
0.280%, VRD	8,020,000	8,020,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.280%, VRD	4,500,000	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.230%, VRD	5,000,000	5,000,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.230%, VRD	7,800,000	7,800,000
Series B-2,
0.230%, VRD	24,000,000	24,000,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Georgia—(concluded)
Series B-3,
0.220%, VRD	35,175,000	35,175,000
Series C-3,
0.230%, VRD	12,800,000	12,800,000
Series C-4,
0.230%, VRD	13,025,000	13,025,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold),
Series A,
0.270%, VRD	2,550,000	2,550,000

		180,032,462

Idaho—0.53%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project),
Series B,
0.260%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	10,000,000	10,117,991

		23,117,991

Illinois—6.20%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.260%, VRD	4,900,000	4,900,000
Series B,
0.290%, VRD	14,800,000	14,800,000
Chicago Board of Education Refunding,
Series B,
0.290%, VRD	25,300,000	25,300,000
Series C,
0.290%, VRD	6,300,000	6,300,000
Chicago (Neighborhoods Alive 21),
Series B,
0.280%, VRD	11,635,000	11,635,000
Chicago O’Hare International Airport Revenue (Second Lien),
Series C,
0.300%, VRD	43,300,000	43,300,000
Chicago O’Hare International Airport Revenue (Third Lien),
Series D,
0.290%, VRD	3,000,000	3,000,000
Chicago Refunding, Series F,
0.400%, VRD	8,600,000	8,600,000
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.300%, VRD	21,100,000	21,100,000
Subseries C-2,
0.300%, VRD	800,000	800,000
Subseries C-3,
0.300%, VRD	12,100,000	12,100,000
Chicago Water Revenue (Second Lien), Subseries 2000-1,
0.300%, VRD	22,300,000	22,300,000
Cook County (Capital Improvement), Series B,
0.290%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Illinois—(concluded)
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.260%, VRD(1),(2)	9,635,000	9,635,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.270%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.240%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.250%, VRD	13,260,000	13,260,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.500%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
0.240%, VRD	7,800,000	7,800,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago),
Series C,
0.230%, VRD	3,535,000	3,535,000
Illinois Finance Authority Revenue (Rush University Medical Center),
Series A,
0.230%, VRD	9,700,000	9,700,000
Lombard Revenue (National University Health Sciences Project),
0.270%, VRD	8,190,000	8,190,000

		270,655,000

Indiana—1.71%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.270%, VRD	9,400,000	9,400,000
Indiana Development Finance Authority Revenue (Educational Facilities-Indiana Historical),
0.300%, VRD	7,000,000	7,000,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-1,
0.330%, VRD(3)	6,000,000	6,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.240%, VRD	20,820,000	20,820,000
Series D-2,
0.240%, VRD	21,055,000	21,055,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.230%, VRD	10,600,000	10,600,000

		74,875,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Iowa—0.10%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.330%, VRD	4,500,000	4,500,000

Kansas—0.68%
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.240%, VRD	5,000,000	5,000,000
Series A-5,
0.240%, VRD	4,700,000	4,700,000
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	9,000,000	9,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured),
0.270%, VRD	11,000,000	11,000,000

		29,700,000

Kentucky—2.48%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project),
Series A,
0.240%, VRD	2,000,000	2,000,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.260%, VRD	6,900,000	6,900,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.300%, VRD	14,160,000	14,160,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.300%, VRD	4,525,000	4,525,000
Series B,
0.300%, VRD	39,135,000	39,135,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.290%, VRD	1,330,000	1,330,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.350%, VRD	10,000,000	10,000,000
Shelby County Lease Revenue,
Series A,
0.300%, VRD	14,295,000	14,295,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue,
Series A,
0.300%, VRD	13,375,000	13,375,000
Williamstown League of Cities Funding Trust Lease Revenue,
Series B,
0.310%, VRD	2,840,000	2,840,000

		108,560,000

Louisiana—0.06%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health),
Series B2,
0.290%, VRD	2,500,000	2,500,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Maryland—2.83%
Easton Revenue (William Hill Manor Facility),
Series A,
0.270%, VRD	7,945,000	7,945,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.270%, VRD	8,950,000	8,950,000
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University),
Series A,
0.240%, VRD	9,355,000	9,355,000
Series B,
0.230%, VRD	56,485,000	56,485,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Stevenson University),
0.280%, VRD	2,000,000	2,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital),
0.250%, VRD	14,040,000	14,040,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments),
Series A (FNMA Insured),
0.230%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.280%, VRD	20,185,000	20,185,000

		123,460,000

Massachusetts—4.22%
Massachusetts (Central Artery),
Series B,
0.290%, VRD	11,500,000	11,500,000
Massachusetts Development Finance Agency Revenue (Boston University),
Series U-6E,
0.200%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.230%, VRD	12,726,000	12,726,000
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital),
Series N-1,
0.260%, VRD	5,400,000	5,400,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology),
Series J-1,
0.230%, VRD	8,300,000	8,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts),
Series A2,
0.310%, VRD	2,800,000	2,800,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series D-2,
0.230%, VRD	12,000,000	12,000,000
Series F3,
0.240%, VRD	3,080,000	3,080,000
Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	15,000,000	15,182,903
Massachusetts State, Series B,
2.000%, due 05/26/11	10,000,000	10,110,079
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Contract Assistance),
Series A1,
0.230%, VRD	5,200,000	5,200,000
Series A4,
0.240%, VRD	10,000,000	10,000,000
Series A5,
0.240%, VRD	5,200,000	5,200,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior),
Series A-1,
0.240%, VRD	15,800,000	15,800,000
Massachusetts Water Resources Authority Refunding (General Multi-Modal),
Subseries C,
0.300%, VRD	25,250,000	25,250,000
Massachusetts Water Resources Authority Refunding (General),
Series A,
0.290%, VRD	21,130,000	21,130,000
Series F,
0.250%, VRD	10,000,000	10,000,000

		184,378,982

Michigan—2.18%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.300%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.230%, VRD	9,145,000	9,145,000
Series F,
0.270%, VRD	5,745,000	5,745,000
Michigan State Housing Development Authority,
Series B,
0.330%, VRD(3)	20,000,000	20,000,000
Series D,
0.280%, VRD	7,100,000	7,100,000
University of Michigan Revenues (Hospital),
Series A,
0.300%, VRD	21,690,000	21,690,000
Series B,
0.230%, VRD	21,185,000	21,185,000
University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.300%, VRD	2,000,000	2,000,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Michigan—(concluded)
University of Michigan University Revenues Refunding (Medical Service Plan),
Series A-1,
0.300%, VRD	5,375,000	5,375,000

		95,040,000

Minnesota—1.12%
Arden Hills Housing & Health Care Facilities Revenue Refunding (Presbyterian Homes),
Series A,
0.330%, VRD	1,764,000	1,764,000
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.270%, VRD	9,490,000	9,490,000
St. Cloud Health Care Revenue Refunding (Cenracare Health System),
Series A,
0.230%, VRD	20,730,000	20,730,000
University of Minnesota, Series A,
0.290%, VRD	16,905,000	16,905,000

		48,889,000

Mississippi—2.60%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.250%, VRD	3,795,000	3,795,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.240%, VRD	20,000,000	20,000,000
Series B,
0.240%, VRD	10,000,000	10,000,000
Series C,
0.230%, VRD	10,000,000	10,000,000
Series D,
0.270%, VRD	20,000,000	20,000,000
Series E,
0.200%, VRD	10,000,000	10,000,000
Series G,
0.230%, VRD	10,200,000	10,200,000
Mississippi Business Finance Corp. Revenue (Drury Inns, Inc., Project),
Series A,
0.270%, VRD	12,985,000	12,985,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.230%, VRD	16,400,000	16,400,000

		113,380,000

Missouri—3.47%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.300%, VRD	9,800,000	9,800,000
Series B,
0.300%, VRD	18,500,000	18,500,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded),
Series C,
0.260%, VRD	38,800,000	38,800,000
Series D,
0.260%, VRD	23,200,000	23,200,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series A,
0.230%, VRD	24,000,000	24,000,000
Series C,
0.230%, VRD	6,000,000	6,000,000
Series E,
0.220%, VRD	16,900,000	16,900,000
St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center),
Series A,
0.230%, VRD	3,600,000	3,600,000
University of Missouri University Revenues (Systems Facilities),
Series B,
0.300%, VRD	10,800,000	10,800,000

		151,600,000

Montana—0.17%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.300%, VRD	2,300,000	2,300,000
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.270%, VRD	5,200,000	5,200,000

		7,500,000

Nebraska—0.22%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Childrens),
Series A,
0.330%, VRD	9,500,000	9,500,000

New Hampshire—0.20%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.280%, VRD(1),(2)	8,825,000	8,825,000

New Jersey—0.06%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series D,
0.220%, VRD	2,700,000	2,700,000

New Mexico—0.96%
Bernalillo County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	7,000,000	7,090,122
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien),
Subseries B-1,
0.250%, VRD	14,600,000	14,600,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New Mexico—(concluded)
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	20,000,000	20,252,391

		41,942,513

New York—5.97%
Bayport-Blue Point Union Free School District Tax Anticipation Notes,
1.250%, due 06/30/11	5,500,000	5,534,938
Cold Spring Harbor Central School District Tax Anticipation Notes,
1.250%, due 06/30/11	3,800,000	3,825,463
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	12,815,000	12,906,762
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.280%, VRD	8,500,000	8,500,000
Subseries B-2,
0.280%, VRD	11,300,000	11,300,000
Miller Place Union Free School District Tax Anticipation Notes,
1.500%, due 06/30/11	7,500,000	7,555,566
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance),
Series B-1,
0.250%, VRD	6,090,000	6,090,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest),
Series A,
0.310%, VRD	3,800,000	3,800,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Queenswood Apartments),
Series A (FHLMC Insured),
0.260%, VRD	2,400,000	2,400,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments),
Series A,
0.250%, VRD	2,140,000	2,140,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project),
0.250%, VRD	6,080,000	6,080,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project),
Series B,
0.220%, VRD	2,500,000	2,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-5,
0.230%, VRD	1,255,000	1,255,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series AA-3,
0.350%, VRD	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue,
Series F-1,
0.300%, VRD	6,400,000	6,400,000
New York City,
Subseries A-3,
0.250%, VRD	5,000,000	5,000,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A-2,
0.230%, VRD	2,800,000	2,800,000
New York City Transitional Finance Authority,
Subseries 2A,
0.300%, VRD	5,130,000	5,130,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series B,
0.200%, VRD	2,400,000	2,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured),
Series A,
0.250%, VRD	10,425,000	10,425,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.220%, VRD	4,600,000	4,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.240%, VRD	7,700,000	7,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.240%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.250%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens),
Series A,
0.280%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	6,200,000	6,200,000
New York State Urban Development Corp. Revenue Refunding (Service Contract),
Series A-5,
0.230%, VRD	16,755,000	16,755,000
New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	18,115,000	18,115,000
Series A3C,
0.330%, VRD	8,160,000	8,160,000
Series A3D,
0.330%, VRD	26,500,000	26,500,000
Suffolk County Tax Anticipation Notes,
1.500%, due 09/13/11	1,000,000	1,010,595
2.000%, due 09/13/11	5,000,000	5,076,662

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,018,769
Triborough Bridge & Tunnel Authority Revenues (General),
Series A,
0.310%, VRD	13,360,000	13,360,000
Series B,
0.230%, VRD	3,600,000	3,600,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project),
Series B,
0.240%, VRD	7,705,000	7,705,000

		260,843,755

North Carolina—5.95%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare),
Series B,
0.260%, VRD	1,300,000	1,300,000
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.270%, VRD	43,845,000	43,845,000
Charlotte Water & Sewer System Revenue, Series B,
0.270%, VRD	52,340,000	52,340,000
Guilford County, Series B,
0.260%, VRD	3,345,000	3,345,000
Mecklenburg County,
Series A,
0.270%, VRD	6,625,000	6,625,000
Series B,
0.270%, VRD	33,925,000	33,925,000
0.280%, VRD	23,900,000	23,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University),
Series B,
0.240%, VRD	19,460,000	19,460,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series B,
0.230%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas),
Series A,
0.250%, VRD	12,980,000	12,980,000
North Carolina (Public Improvement),
Series D,
0.270%, VRD	11,100,000	11,100,000
Series F,
0.300%, VRD	15,000,000	15,000,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
0.230%, VRD	12,070,000	12,070,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
North Carolina—(concluded)
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.320%, VRD	9,460,000	9,460,000
Winston-Salem Limited Obligations, Series B,
0.260%, VRD	9,000,000	9,000,000

		260,135,000

Ohio—3.84%
Butler County Capital Funding Revenue (CCAO Low Cost Capital),
Series A,
0.270%, VRD	6,455,000	6,455,000
Cleveland Airport System Revenue, Series A,
0.250%, VRD(3)	3,070,000	3,070,000
Cleveland Water Revenue, Series R,
0.220%, VRD	14,900,000	14,900,000
Columbus (Sanitation Sewer), Series 1,
0.230%, VRD	7,660,000	7,660,000
Columbus Sewer Revenue, Series B,
0.230%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	2,000,000	2,000,000
Franklin County Hospital Revenue Refunding (US Health Corp.),
Series B,
0.250%, VRD	2,020,000	2,020,000
Ohio (Common Schools),
Series A,
0.230%, VRD	4,505,000	4,505,000
Series B,
0.230%, VRD	23,245,000	23,245,000
Series D,
0.240%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs,
Series 3139),
0.270%, VRD(1),(2)	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.250%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.230%, VRD	9,100,000	9,100,000
Series B,
0.230%, VRD	28,025,000	28,025,000

		167,865,000

Oklahoma—0.55%
Oklahoma Student Loan Authority Revenue (Senior Student Loan),
Series IIA-1,
0.310%, VRD(3)	23,835,000	23,835,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Oregon—0.75%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects),
Series A,
0.260%, VRD	7,000,000	7,000,000
Oregon (Veterans Welfare), Series B,
0.270%, VRD	19,800,000	19,800,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project),
Series B,
0.270%, VRD	6,000,000	6,000,000

		32,800,000

Pennsylvania—4.72%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.270%, VRD	17,075,000	17,075,000
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.270%, VRD	4,865,000	4,865,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center),
Series B-1,
0.210%, VRD	15,000,000	15,000,000
Allegheny County Industrial Development Authority Health & Housing Facilities Revenue Refunding (Longwood),
Series B1,
0.270%, VRD	10,855,000	10,855,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.280%, VRD	3,750,000	3,750,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
0.310%, VRD	17,300,000	17,300,000
Butler County General Authority Revenue (New Castle Area School District),
0.280%, VRD	4,740,000	4,740,000
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.260%, VRD	3,500,000	3,500,000
0.290%, VRD	29,400,000	29,400,000
Series C,
0.260%, VRD	20,100,000	20,100,000
0.290%, VRD	10,200,000	10,200,000
Montgomery County, Series A,
0.270%, VRD	7,495,000	7,495,000
Pennsylvania Housing Finance Agency (Single Family Mortgage),
Series 83C,
0.270%, VRD(3)	15,000,000	15,000,000
Series 87B,
0.250%, VRD(3)	8,900,000	8,900,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien),
Series B2,
0.230%, VRD	14,400,000	14,400,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes,
2.000%, due 05/31/11	14,000,000	14,141,427
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.230%, VRD	9,310,000	9,310,000

		206,031,427

South Carolina—0.97%
Charleston County School District Tax Anticipation Notes (SCSDE Insured),
2.000%, due 04/01/11	20,000,000	20,168,737
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.250%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs,
Series 2019) (AMBAC Insured),
0.320%, VRD(1),(2)	13,150,000	13,150,000
South Carolina State Public Service Authority Revenue (Barclays Capital Municipal Trust Receipts),
Series 48B,
0.280%, VRD(1),(2)	1,870,000	1,870,000
Series 50B,
0.280%, VRD(1),(2)	2,000,000	2,000,000

		42,188,737

South Dakota—0.44%
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates),
Series 1886 (NATL-REInsured),
0.260%, VRD(1),(2)	12,055,000	12,055,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.330%, VRD	7,000,000	7,000,000

		19,055,000

Tennessee—5.50%
Blount County Public Building Authority (Local Government Public Improvement),
Series E-9-A,
0.270%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue (Pooled Financing - Tennessee Municipal Bond Fund),
0.320%, VRD	2,090,000	2,090,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.250%, VRD	16,200,000	16,200,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Tennessee—(concluded)
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.300%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.220%, VRD	12,800,000	12,800,000
Series A-1,
0.220%, VRD	31,750,000	31,750,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects),
0.320%, VRD	22,910,000	22,910,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.320%, VRD	24,470,000	24,470,000
Shelby County Public Improvement and School,
Series B,
0.310%, VRD	58,550,000	58,550,000
Shelby County Refunding, Series C,
0.330%, VRD	56,040,000	56,040,000

		240,310,000

Texas—9.17%
Alamo Community College District (Citigroup ROCS,
Series RR-II-R-883WF) (FGIC Insured),
0.260%, VRD(1),(2)	7,595,000	7,595,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.320%, VRD(1),(2)	8,245,000	8,245,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.280%, VRD	5,100,000	5,100,000
Subseries C-2,
0.280%, VRD	7,000,000	7,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.280%, VRD	5,000,000	5,000,000
Series A-2,
0.280%, VRD	23,900,000	23,900,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.270%, VRD	9,000,000	9,000,000
Harris County Refunding (Toll Road Senior Lien),
Series A-2, (Mandatory Put 08/15/11 @ 100),
2.000%, due 08/15/11	5,000,000	5,082,096
Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	25,000,000	25,170,062

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Texas—(concluded)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series B,
0.240%, VRD	15,000,000	15,000,000
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.280%, VRD	6,000,000	6,000,000
Series B-5,
0.240%, VRD	21,400,000	21,400,000
Series B-6,
0.250%, VRD	38,225,000	38,225,000
Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.260%, VRD(1),(2)	18,145,000	18,145,000
Mansfield Independent School District (PSF-GTD),
0.320%, VRD	2,100,000	2,100,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.280%, VRD(1),(2)	8,935,000	8,935,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.310%, VRD	5,000,000	5,000,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.280%, VRD	54,700,000	54,700,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.280%, VRD	15,475,000	15,475,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.270%, VRD	6,500,000	6,500,000
Series D,
0.290%, VRD	12,865,000	12,865,000
Series G,
0.290%, VRD	15,385,000	15,385,000
Texas State (Veteran Housing Assistance Fund II),
Series A,
0.300%, VRD(3)	9,235,000	9,235,000
Texas State (Veterans), Series C,
0.260%, VRD	10,000,000	10,000,000
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	50,000,000	50,756,304
University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	2,750,000	2,750,000
0.220%, VRD	11,810,000	11,810,000

		400,373,462

Utah—0.76%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.300%, VRD	2,320,000	2,320,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Utah—(concluded)
Tooele City Industrial Development Revenue (Conestogo Wood Special Corp.),
0.340%, VRD(3)	8,330,000	8,330,000
Utah Transit Authority Sales Tax Revenue, Subseries A,
0.300%, VRD	6,500,000	6,500,000
Weber County Hospital Revenue (IHC Health Services), Series A,
0.300%, VRD	15,900,000	15,900,000

		33,050,000

Vermont—0.12%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project),
Series A, (Mandatory Put 05/02/11 @ 100),
0.480%, VRD	5,280,000	5,280,000

Virginia—3.00%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health),
Series D-2,
0.290%, VRD	9,000,000	9,000,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.280%, VRD	13,220,000	13,220,000
Series B,
0.280%, VRD	25,000,000	25,000,000
Series D,
0.220%, VRD	1,900,000	1,900,000
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	17,890,000	17,890,000
University of Virginia University Revenues (General), Series A,
0.200%, VRD	27,900,000	27,900,000
Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.260%, VRD	30,300,000	30,300,000
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings),
0.270%, VRD	6,000,000	6,000,000

		131,210,000

Washington—1.74%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.270%, VRD(1),(2)	5,000,000	5,000,000
King County (Multi-Modal Ltd. Tax Sewer), Series A,
0.300%, VRD	5,565,000	5,565,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series B,
0.300%, VRD	31,950,000	31,950,000
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects),
0.280%, VRD	2,685,000	2,685,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.260%, VRD	8,705,000	8,705,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.260%, VRD	9,720,000	9,720,000
Washington Refunding (Motor Vehicle Fuel), Series R-2011C,
2.000%, due 01/01/11	2,685,000	2,696,389
Washington, Series VR 96B,
0.270%, VRD	9,500,000	9,500,000

		75,821,389

West Virginia—0.23%
Cabell County University Facilities Revenue (Provident Group Marshall Properties),
Series A,
0.300%, VRD	10,000,000	10,000,000

Wisconsin—0.34%
University Hospitals & Clinics Authority Revenue Refunding,
Series B,
0.300%, VRD	5,000,000	5,000,000
Wisconsin Center District Tax Revenue, Series A,
0.270%, VRD	10,000,000	10,000,000

		15,000,000

Wyoming—0.05%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project),
Series B,
0.280%, VRD	2,000,000	2,000,000

Total municipal bonds and notes (cost—$3,942,199,718)		3,942,199,718

Tax-exempt commercial paper—8.78%
California—0.41%
Orange County Teeter Plan,
0.330%, due 10/06/10	18,100,000	18,100,000

Connecticut—0.34%
Yale University,
0.320%, due 12/06/10	15,040,000	15,040,000

Florida—0.57%
Florida Local Government,
0.320%, due 10/07/10	24,990,000	24,990,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(continued)
Georgia—0.85%
Atlanta Airport,
Series A-1,
0.300%, due 12/01/10	5,000,000	5,000,000
Series A-2,
0.300%, due 12/01/10	5,000,000	5,000,000
Emory University,
0.290%, due 11/01/10	7,225,000	7,225,000
Metropolitan Atlanta Rapid Transit,
0.330%, due 10/06/10	20,000,000	20,000,000

		37,225,000

Illinois—0.86%
Chicago Midway Airport,
0.430%, due 12/15/10	12,192,000	12,192,000
Illinois Educational Facilities Authority Revenue,
0.300%, due 11/01/10	25,600,000	25,600,000

		37,792,000

Kentucky—0.69%
Pendleton County Multi-County,
0.370%, due 11/08/10	30,000,000	30,000,000

Maryland—0.61%
Baltimore County,
0.330%, due 11/10/10	15,000,000	15,000,000
Montgomery County,
0.320%, due 11/03/10	11,500,000	11,500,000

		26,500,000

Massachusetts—0.47%
Harvard University,
0.250%, due 11/04/10	12,452,000	12,452,000
0.300%, due 02/01/11	8,000,000	8,000,000

		20,452,000

Michigan—0.41%
Trinity Health Credit Group,
0.300%, due 12/01/10	10,000,000	10,000,000
0.300%, due 12/06/10	8,020,000	8,020,000

		18,020,000

Minnesota—0.16%
Mayo Clinic,
0.280%, due 11/01/10	5,000,000	5,000,000
0.280%, due 12/07/10	2,000,000	2,000,000

		7,000,000

New Jersey—0.13%
Chambers Cogen,
0.370%, due 10/06/10	5,500,000	5,500,000

New York—0.23%
Metropolitan Transportation Authority,
0.280%, due 12/03/10	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)
New York—(concluded)
New York State Power Authority,
0.300%, due 10/07/10	4,884,000	4,884,000

		9,884,000

Tennessee—0.66%
Vanderbilt University,
0.400%, due 10/19/10	14,000,000	14,000,000
0.280%, due 01/10/11	15,000,000	15,000,000

		29,000,000

Texas—2.18%
City of Houston, Combined Utility System,
0.280%, due 10/15/10	7,000,000	7,000,000
City of Houston, Houston Hotel Occupancy Tax,
0.300%, due 11/04/10	10,000,000	10,000,000
0.320%, due 11/08/10	11,950,000	11,950,000
Harris County,
0.300%, due 12/03/10	3,450,000	3,450,000
Series D,
0.300%, due 11/08/10	5,000,000	5,000,000
Methodist Hospital,
0.360%, due 10/20/10	8,000,000	8,000,000
0.430%, due 12/08/10	25,000,000	25,000,000
University of Texas,
0.250%, due 10/04/10	9,619,000	9,619,000
0.250%, due 11/09/10	15,000,000	15,000,000

		95,019,000

Wyoming—0.21%
PacifiCorp.,
0.320%, due 11/01/10	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$383,522,000)		383,522,000

Total investments (cost—$4,325,721,718 which approximates cost for federal income tax purposes)(4)—99.03		4,325,721,718

Other assets in excess of liabilities—0.97%		42,287,312

Net assets (applicable to 4,368,724,280 shares of common stock outstanding equivalent to $1.00 per share)—100.00		4,368,009,030

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Security subject to Alternative Minimum Tax.
(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA Tax-Free Fund Inc.
Schedule of investments – September 30, 2010 (unaudited)

US generally accepted accounting principles requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	3,942,199,718	—	3,942,199,718
Tax-exempt commercial paper	—	383,522,000	—	383,522,000

Total	—	4,325,721,718	—	4,325,721,718

At September 30, 2010, there were no transfers between Level 1 and Level 2.

AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2010 and reset periodically.

Weighted average maturity—23 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2010